Cover	6 Months Ended
Jun. 30, 2022
Cover [Abstract]
Document Type	6-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 to the 6-K of Aeterna Zentaris Inc. (the “Company”) which was filed with the Securities and Exchange Commission on August 03, 2022. The Company is filing this Amendment No. 1 solely to file Exhibit 101, which was not included in the Original 6-K, in accordance with Rule 405 of Regulation S-T. Exhibit 101 contains interactive data files in Inline eXtensible Business Reporting Language (iXBRL).
Document Period End Date	Jun. 30, 2022
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2022
Current Fiscal Year End Date	--12-31
Entity File Number	001-38064
Entity Registrant Name	Aeterna Zentaris Inc.
Entity Central Index Key	0001113423
Entity Address, Address Line One	c/o Norton Rose Fulbright Canada, LLP
Entity Address, Address Line Two	222 Bay Street
Entity Address, Address Line Three	Suite 3000, PO Box 53
Entity Address, City or Town	Toronto
Entity Address, Country	CA
Entity Address, Postal Zip Code	M5K 1E7